CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - EUR (€) € in Thousands	Equity attributable to owners of SCHMID	Subscribed capital	Capital reserves	Accumulated loss	Accumulated other comprehensive income (loss)	Non-controlling interest	Total
Balance at the beginning at Dec. 31, 2022	€ (60,996)	€ 23,004	€ 47,475	€ (131,235)	€ (239)	€ 6,681	€ (54,315)
Income (loss) for the period	36,868			36,868		1,086	37,954
Other comprehensive income (loss)	(1,199)				(1,199)	(409)	(1,607)
Total comprehensive income (loss)	35,669			36,868	(1,199)	677	36,346
Transactions with shareholder	128		128				128
Balance at the end at Dec. 31, 2023	(25,198)	23,004	47,603	(94,367)	(1,438)	7,358	(17,841)
Income (loss) for the period	(84,111)			(84,111)		7	(84,104)
Other comprehensive income (loss)	300				300	58	358
Total comprehensive income (loss)	(83,811)			(84,111)	300	65	(83,746)
Minority interest reduction - SCHMID Technology (Guangdong) Co., Ltd. (STG)						(6,755)	(6,755)
Share-based payments for management and board	48,198	(22,573)	67,146	3,625			48,198
Transactions with shareholder	(301)		(301)				(301)
Balance at the end at Dec. 31, 2024	(61,112)	431	114,448	(174,853)	(1,138)	668	(60,444)
Other comprehensive income (loss)	(1,702)				(1,702)	(3)	(1,705)
Balance at the end at Jun. 30, 2025	(72,937)	431	114,448	(184,976)	(2,840)	623	(72,314)
Balance at the beginning at Dec. 31, 2024	(61,112)	431	114,448	(174,853)	(1,138)	668	(60,444)
Income (loss) for the period	(71,042)			(71,042)		(58)	(71,100)
Other comprehensive income (loss)	(1,121)				(1,121)	(31)	(1,152)
Total comprehensive income (loss)	(72,163)			(71,042)	(1,121)	(90)	(72,252)
Transactions with shareholder	532		532				532
Balance at the end at Dec. 31, 2025	(132,744)	431	114,980	(245,896)	(2,259)	579	(132,165)
Other comprehensive income (loss)	1,321				1,321	7	1,328
Share-based payments for management and board							2,869
Balance at the end at Jun. 30, 2026	€ (31,410)	€ 657	€ 262,607	€ (293,736)	€ (938)	€ 617	€ (30,793)